Investment Securities (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Security	Dec. 31, 2015 USD ($) Security
Investments Debt And Equity Securities [Abstract]
Available for sale securities, restricted	$ 9,800	$ 8,000
Available for sale securities, pledged	$ 167,600	$ 182,700
Number of securities consisted in portfolio | Security	298	316
Number of securities in loss position | Security	209	111
Unrealized loss included in other comprehensive	$ 188,600	$ 147,500
12 months or more	3,742	45,296
Gross Unrealized Losses	$ 3,400	$ 2,000